Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 2,112,317	$ 2,183,847	$ 2,174,192
Write-downs (reversals of write-downs) of inventories	89,744	146,550	$ 14,830
Inventory write-down	14,379	5,022
Reversal of inventory write-down	$ 16,999	$ 5,350